Note 23 - Financial instruments - Schedule of Liquidity Risk (Details) - Liquidity risk [member] $ in Thousands	Dec. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ 855
Quebec flow-through expenditure requirements	944
Undiscounted lease payments	65
Total	1,864
Not later than one year [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	855
Quebec flow-through expenditure requirements	944
Undiscounted lease payments	65
Total	1,864
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	0
Quebec flow-through expenditure requirements	0
Undiscounted lease payments	0
Total	0
Later than three years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	0
Quebec flow-through expenditure requirements	0
Undiscounted lease payments	0
Total	$ 0